Intangible Assets and Cloud Computing Arrangements (Details) - Schedule of components of intangible assets - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of components of intangible assets [Abstract]
Epigenetics pipeline		$ 576	$ 75
Underwriting API		770	53
Longevity API		697
Less: accumulated amortization	$ (286)	(106)
Intangible assets	1,863	2,043	$ 191
Epigenetics pipeline [Member]
Schedule of components of intangible assets [Abstract]
Epigenetics pipeline	592	592
Underwriting API [Member]
Schedule of components of intangible assets [Abstract]
Underwriting API	840	840
Longevity API [Member]
Schedule of components of intangible assets [Abstract]
Longevity API	$ 717	$ 717